PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Retirement
Growth Portfolio
Shares RA Value
Percentage
of Net
Assets
MUTUAL FUNDS : 100.1%
Affiliated Investment Companies : 100.1%
5,616,498
(1)
Voya Emerging
Markets Index Portfolio
- Class I
$ 51,222,465
2.9
5,491,895
(1)
Voya High Yield Bond
Fund - Class R6
36,301,426
2.1
18,802,256
(1)
Voya International
Index Portfolio - Class I
188,210,580
10.7
2,029,791
(1)
Voya Russell™ Large
Cap Value Index
Portfolio - Class I
53,545,895
3.0
14,236,264
(1)
Voya Russell™ Mid
Cap Index Portfolio
- Class I
140,511,923
8.0
2,863,407
(1)
Voya Russell™ Small
Cap Index Portfolio
- Class I
34,647,222
2.0
13,843,775
(1)
Voya Short Term Bond
Fund - Class R6
127,085,852
7.2
27,848,180
(1)
Voya U.S. Bond Index
Portfolio - Class I
243,671,573
13.9
54,617,257
(1)
Voya U.S. Stock Index
Portfolio - Class I
883,161,044
50.3
1,758,357,980
100.1
Total Mutual Funds
(Cost $1,895,747,160)
1,758,357,980
100.1
Total Investments in
Securities
(Cost $1,895,747,160) $ 1,758,357,980 100.1
Liabilities in Excess
of Other Assets (1,152,950) (0.1)
Net Assets $ 1,757,205,030 100.0
(1)
Investment in affiliate.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Retirement
Growth Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Mutual Funds $ 1,758,357,980 $ — $ — $ 1,758,357,980
Total Investments, at fair value $ 1,758,357,980 $ — $ — $ 1,758,357,980
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Emerging Markets Index
Portfolio - Class I
$ 76,805,083 $ 9,843,996 $ (42,247,446) $ 6,820,832 $ 51,222,465 $ 5,745,899 $ (10,572,949) $ —
Voya High Yield Bond Fund - Class
R6
— 38,442,941 (1,701,109) (440,406) 36,301,426 677,889 2,225 —
Voya International Index Portfolio
- Class I
206,879,707 14,202,924 (33,828,670) 956,619 188,210,580 9,986,433 2,190,510 —
Voya Russell™ Large Cap Value
Index Portfolio - Class I
— 56,647,545 (2,513,010) (588,640) 53,545,895 — 47,784 —
Voya Russell™ Mid Cap Index
Portfolio - Class I
145,570,308 30,480,504 (25,726,510) (9,812,379) 140,511,923 2,709,543 (1,471,839) 14,509,122
Voya Russell™ Small Cap Index
Portfolio - Class I
35,989,483 6,682,603 (5,161,513) (2,863,351) 34,647,222 723,771 1,755,975 1,521,431
Voya Short Term Bond Fund -
Class R6
75,241,427 67,385,103 (16,212,162) 671,484 127,085,852 2,696,077 (1,204,238) —
Voya U.S. Bond Index Portfolio -
Class I
279,764,497 26,872,509 (63,607,108) 641,675 243,671,573 7,345,541 (11,231,914) —
Voya U.S. Stock Index Portfolio -
Class I
959,389,649 106,934,217 (201,141,226) 17,978,404 883,161,044 710,709 15,399,074 87,576,823
$ 1,779,640,154 $ 357,492,342 $ (392,138,754) $ 13,364,238 $ 1,758,357,980 $ 30,595,862 $ (5,085,372) $ 103,607,376
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 4,910,141
Gross Unrealized Depreciation (142,299,321)
Net Unrealized Depreciation $ (137,389,180)